ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Operations and Cash Flows Results of Variable Interest (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements
Revenues	¥ 4,080,307	$ 609,174	¥ 3,987,219	¥ 6,049,094	$ 850,369	¥ 6,401,054
Net loss	(1,356,246)	(202,483)	(602,818)	(2,149,306)	(302,143)	(1,110,786)	¥ (1,110,786)
Net cash used in operating activities	(282,401)	(42,161)	(760,801)	(181,472)	(25,511)	(746,875)
Net cash used in investing activities	(1,257,570)	(187,750)	(294,546)	(933,816)	(131,273)	(195,104)
Net cash generated from (used in) financing activities	(214,796)	(32,069)	601,302	(345,490)	(48,568)	1,127,466
Variable Interest Entity, Primary Beneficiary
Organization Consolidation And Presentation Of Financial Statements
Revenues	2,630,443	392,715	3,767,516	3,878,645	545,251	5,834,129
Net loss	(1,309,784)	(195,546)	(675,966)	(2,016,156)	(283,427)	(1,250,943)
Net cash used in operating activities	(202,932)	(30,297)	(937,775)	(293,061)	(41,198)	(1,083,760)
Net cash used in investing activities	(968,429)	(144,583)	(415,827)	(967,933)	(136,070)	(532,270)
Net cash generated from (used in) financing activities	¥ (212,577)	$ (31,737)	¥ 1,167,581	¥ (279,819)	$ (39,336)	¥ 1,762,747